UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23118

NorthStar Corporate Income Master Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor
New York, NY	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert
Chief Executive Officer and President
NorthStar Corporate Income Master Fund
399 Park Avenue, 18th Floor
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 547-2600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

NORTHSTAR CORPORATE INCOME MASTER FUND

UNAUDITED SCHEDULE OF INVESTMENTS (1)

MARCH 31, 2016

			PRINCIPAL			% of Net
COMPANY	INDUSTRY	INVESTMENT	AMOUNT	COST	FAIR VALUE	Assets
—	—	—	—	—	—	—

(1)	As of March 31, 2016, the Fund had yet to commence investment operations. As such, the Fund had no investments as of March 31, 2016.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR CORPORATE INCOME MASTER FUND

By:	/s/ DANIEL R. GILBERT
Daniel R. Gilbert
Chief Executive Officer and President
Date: May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DANIEL R. GILBERT
Daniel R. Gilbert
Chief Executive Officer and President
Date: May 13, 2016

By:	/s/ FRANK V. SARACINO
Frank V. Saracino
Chief Financial Officer and Treasurer
Date: May 13, 2016